Cover Page	Apr. 26, 2023
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $5.00
Written Communications	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K
Entity Central Index Key	0000713676
Amendment Flag	false
Entity Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Entity File Number	001-09718
Entity Tax Identification Number	25-1435979
Entity Address, Address Line One	300 Fifth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-2401
City Area Code	888
Local Phone Number	762-2265
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	PNC
Security Exchange Name	NYSE
Document Period End Date	Apr. 26, 2023